UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Partners, LP
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Chief Investment Officer
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	November 15, 2012
Report Type (Check only one.):
				[ ] 13F HOLDINGS REPORT.
				[X] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number Name
28-13743				  Axel Capital Management, LLC